Note 6 - Disclosures to the interim condensed consolidated statements of income or loss - Number of, and movements in, share options (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Options	Dec. 31, 2021 USD ($) Options	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance | $	1,805,100	1,805,100	0
Planned to be granted | $	2,283,740	0	1,805,100
Forfeited | $		0	0
Ending balance | $		1,805,100	1,805,100
Employee Stock Option Program or ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance | Options	0
Planned to be granted | Options	506,379
Forfeited | Options	0
Ending balance | Options	506,379	0